SUMMARY OF ASSETS MEASURED AT FAIR VALUE ON RECURRING BASIS (Details) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments		¥ 82,598	¥ 72,500
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments	[1]		48,187
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments	[2]	82,598	24,313
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments

[1]	These short-term investments represent mainly company securities, and the Company values these short-term investments based on unadjusted quoted prices from active markets of these securities at the end of each period, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 1.
[2]	These short-term investments represent mainly company securities and structured deposits, and the Company values these short-term investments based on quoted prices of similar products provided by banks at the end of each period, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 2.